Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	September 30, 2015
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$-	$-	$12,726,722

	September 30, 2014
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$1,557,789

	September 30, 2015
	(Level 1)	(Level 2)	(Level 3)
Liabilities
Stock-based compensation liability	$—	$—	$12,726,722

Schedule of changes in the fair value of the Company's Level 3 valuation for the stock-based compensation
Balance at October 1, 2015	$12,726,722
Change in fair value	2,391,862
Reclassification to stockholders' equity	(15,118,584)
Balance at March 31, 2016	$-

Balance at October 1, 2013	$—
Issued	364,187
Change in fair value	1,193,602
Balance at September 30, 2014	1,557,789
Change in fair value	11,168,933
Balance at September 30, 2015	$12,726,722

Schedule of fair value of the performance-based stock units (PSUs)
September 30,
2015
Risk-free interest rate	1.4%
Derived service period	5 years
Expected volatility	60%
Annual dividend yield	0%
Fair value of common stock	$25.79 per share

	September 30,
	2014	2015
Risk-free interest rate	1.8%	1.4%
Derived service period	5 years	5 years
Expected volatility	60%	60%
Annual dividend yield	0%	0%
Fair value of common stock	$7.62 per share	$25.79 per share